Non-controlling interests (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of subsidiaries [line items]
Total assets	€ 2,834,708	€ 2,833,973
Total equity	1,099,081	982,887	€ 900,896	€ 732,321
Net revenues	1,916,947	1,946,647	1,904,549
Net income / (loss)	€ 109,487	€ 90,861	€ 135,661
Thom Browne | Subsidiaries with material non-controlling interests | USD
Disclosure of subsidiaries [line items]
Company	Thom Browne group	Thom Browne group
Group’s percentage interest	92.00%	92.00%
Non- controlling interest percentage	8.00%	8.00%
Functional currency	USD	USD
Total assets	€ 379,849	€ 355,531
Total equity	217,373	207,277
Net revenues	303,872	340,753
Net income / (loss)	(4,087)	16,891
Dividends paid to non- controlling shareholders	€ 0	€ 0
Ermenegildo Zegna Vietnam LLC | Subsidiaries with material non-controlling interests | VTD
Disclosure of subsidiaries [line items]
Company	Ermenegildo Zegna Vietnam LLC	Ermenegildo Zegna Vietnam LLC
Group’s percentage interest	90.00%	90.00%
Non- controlling interest percentage	10.00%	10.00%
Functional currency	VTD	VTD
Total assets	€ 67,737,716	€ 42,148,803
Total equity	37,744,003	31,181,882
Net revenues	45,801,577	42,659,395
Net income / (loss)	6,946,495	4,158,974
Dividends paid to non- controlling shareholders	€ 0	€ 0
Gruppo Dondi S.p.A. | Subsidiaries with material non-controlling interests | Euro Member Countries, Euro
Disclosure of subsidiaries [line items]
Company	Gruppo Dondi S.p.A.	Gruppo Dondi S.p.A.
Group’s percentage interest	65.00%	65.00%
Non- controlling interest percentage	35.00%	35.00%
Functional currency	EUR	EUR
Total assets	€ 41,346	€ 39,485
Total equity	25,901	24,486
Net revenues	39,167	42,139
Net income / (loss)	3,247	3,674
Dividends paid to non- controlling shareholders	€ (637)	€ (556)
E.Z. Thai Holding Ltd | Subsidiaries with material non-controlling interests | THB
Disclosure of subsidiaries [line items]
Company	E.Z. Thai Holding Ltd	E. Z. Thai Holding Ltd
Group’s percentage interest	49.00%	49.00%
Non- controlling interest percentage	51.00%	51.00%
Functional currency	THB	THB
Total assets	€ 11,610	€ 11,914
Total equity	(1,182)	(634)
Net revenues	0	0
Net income / (loss)	(547)	(371)
Dividends paid to non- controlling shareholders	€ 0	€ 0
Bonotto S.p.A. | Subsidiaries with material non-controlling interests | Euro Member Countries, Euro
Disclosure of subsidiaries [line items]
Company	Bonotto S.p.A.	Bonotto S.p.A.
Group’s percentage interest	60.00%	60.00%
Non- controlling interest percentage	40.00%	40.00%
Functional currency	EUR	EUR
Total assets	€ 24,773	€ 25,146
Total equity	12,343	12,513
Net revenues	23,244	24,993
Net income / (loss)	1,285	2,695
Dividends paid to non- controlling shareholders	€ (600)	€ (470)
Tessitura Ubertino S.r.l. | Subsidiaries with material non-controlling interests | Euro Member Countries, Euro
Disclosure of subsidiaries [line items]
Company	Tessitura Ubertino S.r.l.	Tessitura Ubertino S.r.l.
Group’s percentage interest	60.00%	60.00%
Non- controlling interest percentage	40.00%	40.00%
Functional currency	EUR	EUR
Total assets	€ 9,243	€ 8,293
Total equity	4,929	5,170
Net revenues	10,995	10,208
Net income / (loss)	1,240	1,301
Dividends paid to non- controlling shareholders	€ (600)	€ (400)
Cappellificio Cervo S.r.l. | Subsidiaries with material non-controlling interests | Euro Member Countries, Euro
Disclosure of subsidiaries [line items]
Company	Cappellificio Cervo S.r.l.	Cappellificio Cervo S.r.l.
Group’s percentage interest	51.00%	51.00%
Non- controlling interest percentage	49.00%	49.00%
Functional currency	EUR	EUR
Total assets	€ 2,530	€ 2,552
Total equity	1,216	1,058
Net revenues	4,445	4,002
Net income / (loss)	196	148
Dividends paid to non- controlling shareholders	€ (21)	€ (17)
Zegna South Asia Private LTD | Subsidiaries with material non-controlling interests | INR
Disclosure of subsidiaries [line items]
Company	Zegna South Asia Private LTD	Zegna South Asia Private LTD
Group’s percentage interest	51.00%	51.00%
Non- controlling interest percentage	49.00%	49.00%
Functional currency	INR	INR
Total assets	€ 1,061,736	€ 807,604
Total equity	480,762	361,271
Net revenues	615,602	547,187
Net income / (loss)	119,490	90,192
Dividends paid to non- controlling shareholders	€ 0	€ 0
Zegna Gulf Trading LLC | Subsidiaries with material non-controlling interests | AED
Disclosure of subsidiaries [line items]
Company	Zegna Gulf Trading LLC	Zegna Gulf Trading LLC
Group’s percentage interest	49.00%	49.00%
Non- controlling interest percentage	51.00%	51.00%
Functional currency	AED	AED
Total assets	€ 388,594	€ 297,707
Total equity	143,362	115,565
Net revenues	389,210	315,574
Net income / (loss)	72,067	73,676
Dividends paid to non- controlling shareholders	€ (21,462)	€ (17,885)
The Italian Fashion Co. LTD | Subsidiaries with material non-controlling interests | THB
Disclosure of subsidiaries [line items]
Company	The Italian Fashion Co. LTD	The Italian Fashion Co. LTD
Group’s percentage interest	65.00%	65.00%
Non- controlling interest percentage	35.00%	35.00%
Functional currency	THB	THB
Total assets	€ 198,191	€ 257,950
Total equity	61,452	29,800
Net revenues	310,819	300,398
Net income / (loss)	31,243	31,632
Dividends paid to non- controlling shareholders	€ 0	€ 0
Zegna for Retail of Readymade and Novelty Clothes W.L.L. | Subsidiaries with material non-controlling interests | Kuwait
Disclosure of subsidiaries [line items]
Company	Zegna for Retail of Readymade and Novelty Clothes W.L.L.	Zegna for Retail of Readymade and Novelty Clothes W.L.L.
Group’s percentage interest	49.00%	49.00%
Non- controlling interest percentage	51.00%	51.00%
Functional currency	KWD	KWD
Total assets	€ 1,198	€ 1,066
Total equity	616	501
Net revenues	1,350	1,157
Net income / (loss)	120	116
Dividends paid to non- controlling shareholders	€ 0	€ 0
Zegna Consitex Arabia For Trading LLC | Subsidiaries with material non-controlling interests | Kuwait
Disclosure of subsidiaries [line items]
Company		Zegna Consitex Arabia For Trading LLC
Group’s percentage interest		70.00%
Non- controlling interest percentage		30.00%
Functional currency		SAR
Total assets		€ 30,059
Total equity		22,727
Net revenues		3,483
Net income / (loss)		(3,293)
Dividends paid to non- controlling shareholders		€ 0
Zegna Consitex Arabia For Trading LLC | Subsidiaries with material non-controlling interests | KSA
Disclosure of subsidiaries [line items]
Company	Zegna Consitex Arabia For Trading LLC
Group’s percentage interest	70.00%
Non- controlling interest percentage	30.00%
Functional currency	SAR
Total assets	€ 53,161
Total equity	20,856
Net revenues	14,763
Net income / (loss)	(4,454)
Dividends paid to non- controlling shareholders	€ 0
Zegna Doha Trading WLL | Subsidiaries with material non-controlling interests | Doha
Disclosure of subsidiaries [line items]
Company	Zegna Doha Trading WLL
Group’s percentage interest	70.00%
Non- controlling interest percentage	30.00%
Functional currency	QAR
Total assets	€ 19,949
Total equity	1,453
Net revenues	616
Net income / (loss)	(547)
Dividends paid to non- controlling shareholders	€ 0